BORROWING - Reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 81,386
Proceeds from borrowings		78,061
Principal and interest payments	(9,701)	(6,246)
Interest expense	11,935	9,571
Ending balance	83,620	81,386
Payable in respect of intangible assets purchase
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	24,746
Principal and interest payments	(8,500)
Addition during the year		22,288
Interest expense	4,234	2,458
Ending balance	20,480	24,746
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,517	3,815	1,667
Principal and interest payments	(2,107)	(1,802)	(1,047)
Addition during the year	385	2,930	2,805
Interest expense	355	406	251
Foreign exchange movement	42	168	139
Ending balance	$ 4,192	$ 5,517	$ 3,815